                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2010

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: __________

This Amendment: (Check only one:): [ ] is a restatement
                                   [ ] adds new holdings entries

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    George Kaiser Family Foundation
Address: 7020 South Yale, Suite 220
         Tulsa, OK 74136

                         Form 13F File number: 28-13551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Robert Thomas
Title: Chief Investment Officer
Phone: (918) 392-1612

SIGNATURE, PLACE, AND DATE OF SIGNING


/s/ Robert Thomas                              Tulsa, OK         August 11, 2010
-------------------------------------   ----------------------   ---------------
[Signature]                                  [City, State]            [Date]

                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: none

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         10
Form 13F Information Table Value Total: $1,018,317
                                        (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE
                              AS OF MARCH 31, 2010

       COLUMN 1        COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
       --------        --------  ---------  --------  --------------------  ----------  --------  -----------------------
                                                                                                      VOTING AUTHORITY
                       TITLE OF              VALUE X   SHRS OR   SH/  PUT/  INVESTMENT    OTHER   -----------------------
    NAME OF ISSUER      CLASS      CUSIP      $1000    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
    --------------     --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
Unit Corporation       Common    909218109   321,636  7,924,023  SH            Sole               7,924,023
BOK Financial          Common    05561Q201   231,697  4,880,919  SH            Sole               4,880,919
Anadarko Petroleum     Common    032511107   165,202  4,577,500  SH            Sole               4,577,500
Petroleo Brasileiros   Common    71654V408   159,437  4,645,600  SH            Sole               4,645,600
Whiting Petroleum Inc  Common    966387102    77,439    987,496  SH            Sole                 987,496
Sandridge              Common    80007P307    38,886  6,670,000  SH   Call     Sole               6,670,000
Shaw Group             Common    820280105    11,977    350,000  SH            Sole                 350,000
Range Resources        Common    75281A109     6,424    160,000  SH            Sole                 160,000
General Electric       Common    369604103     5,408    375,000  SH            Sole                 375,000
Apache                 Common    037411105       210      2,500  SH            Sole                   2,500